Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Major classifications of property and equipment
Carrying Amount	$ 207,392	$ 176,224
Accumulated Depreciation	(128,894)	(113,931)
Net Book Value	78,498	62,293
Land [Member]
Major classifications of property and equipment
Carrying Amount	4	0
Accumulated Depreciation	0	0
Net Book Value	4	0
Buildings and improvements [Member]
Major classifications of property and equipment
Carrying Amount	88,263	78,997
Accumulated Depreciation	(53,094)	(47,851)
Net Book Value	35,169	31,146
Furniture and equipment [Member]
Major classifications of property and equipment
Carrying Amount	85,654	70,419
Accumulated Depreciation	(52,562)	(44,209)
Net Book Value	33,092	26,210
Software [Member]
Major classifications of property and equipment
Carrying Amount	28,653	25,128
Accumulated Depreciation	(23,238)	(21,871)
Net Book Value	5,415	3,257
Construction in Progress [Member]
Major classifications of property and equipment
Carrying Amount	4,818	1,680
Accumulated Depreciation	0	0
Net Book Value	$ 4,818	$ 1,680